                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6200

                  Schwab Investments - Global Real Estate Fund
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
               (Address of principal executive offices) (Zip code)

                                 Randall W. Merk
                               Schwab Investments
             101 Montgomery Street, San Francisco, California 94104
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: February 28

Date of reporting period: September 1, 2008 - November 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB INVESTMENTS
SCHWAB GLOBAL REAL ESTATE FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
   96.5%  COMMON STOCK                                    175,814         94,746
    0.3%  PREFERRED STOCK                                     844            323
    0.1%  RIGHTS                                               --             70
    2.5%  SHORT-TERM INVESTMENTS                            2,378          2,387
--------------------------------------------------------------------------------
   99.4%  TOTAL INVESTMENTS                               179,036         97,526
    0.6%  OTHER ASSETS AND LIABILITIES                                       637
--------------------------------------------------------------------------------
  100.0%  NET ASSETS                                                      98,163

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)
COMMON STOCK 96.5% OF NET ASSETS

ASIA PACIFIC AND OTHER 35.3%
--------------------------------------------------------------------------------
AUSTRALIA 7.9%
CFS Retail Property Trust                               1,858,372          2,579
Dexus Property Group                                    1,209,780            668
Goodman Group                                             516,067            330
Mirvac Group                                              546,652            500
Stockland                                                 396,144          1,165
Westfield Group                                           256,969          2,547
                                                                    ------------
                                                                           7,789

BRAZIL 1.4%
Iguatemi Empresa de Shopping Centers
   S.A.                                                    92,000            359
Multiplan Empreendimentos Imobiliarios
   S.A. *                                                 166,500            970
                                                                    ------------
                                                                           1,329

CHINA 1.7%
Agile Property Holdings Ltd.                            4,296,000          1,669

HONG KONG 10.2%
China Overseas Land & Investment Ltd.                     496,000            648
Hongkong Land Holdings Ltd.                               399,000            818
Mandarin Oriental International Ltd.                      713,000            714
New World Development Co., Ltd.                               617             --
Prosperity REIT                                         7,871,000            796
Sunlight Real Estate Investment Trust                   6,622,000            954
The Hongkong & Shanghai Hotels Ltd.                     1,789,000          1,311
The Link REIT                                           2,511,468          4,810
                                                                    ------------
                                                                          10,051

INDIA 1.0%
DLF Ltd.                                                  113,100            455
Indian Hotels Co., Ltd.                                   621,285            506
                                                                    ------------
                                                                             961

JAPAN 10.2%
AEON Mall Co., Ltd.                                        54,800          1,157
DA Office Investment Corp.                                    362            491
Japan Real Estate Investment Corp.                            221          1,959
Mitsui Fudosan Co., Ltd.                                  145,000          2,236
Nippon Building Fund, Inc.                                     96            953
TOKYU REIT, Inc.                                              247          1,372
Top REIT, Inc.                                                642          1,876
                                                                    ------------
                                                                          10,044

SINGAPORE 2.0%
Ascendas Real Estate Investment Trust
   (A-REIT)                                               608,000            601
Cambridge Industrial Trust                              2,988,000            407
CapitaCommercial Trust                                  1,090,000            514
K-REIT Asia                                             1,108,000            441
                                                                    ------------
                                                                           1,963

UNITED ARAB EMIRATES 0.9%
Emaar Properties                                        1,114,836            870
                                                                    ------------
                                                                          34,676

EUROPE 15.7%
--------------------------------------------------------------------------------

FRANCE 5.2%
Klepierre                                                  22,212            452
Unibail-Rodamco                                            35,038          4,708
                                                                    ------------
                                                                           5,160

RUSSIA 0.2%
AFI Development GDR - Reg'd                               155,419            162
SWEDEN 1.5%
Castellum AB                                              128,900            786
Hufvudstaden AB, A Shares                                 118,500            679
                                                                    ------------
                                                                           1,465

SWITZERLAND 1.9%
PSP Swiss Property AG - Reg'd *                            30,606          1,275
Swiss Prime Site AG - Reg'd *                              13,010            558
                                                                    ------------
                                                                           1,833

UNITED KINGDOM 6.9%
Big Yellow Group plc *                                    259,696            848
Derwent London plc                                         74,151            796
Great Portland Estates plc                                175,300            681
Land Securities Group plc                                 262,997          3,833
Shaftesbury plc                                           125,994            597
                                                                    ------------
                                                                           6,755
                                                                    ------------
                                                                          15,375

SCHWAB GLOBAL REAL ESTATE FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)
NORTH AMERICA 45.5%
--------------------------------------------------------------------------------

CANADA 4.6%
Boardwalk Real Estate Investment Trust                     32,700            683
Canadian Real Estate Investment Trust                      80,500          1,623
RioCan Real Estate Investment Trust                       189,000          2,255
                                                                    ------------
                                                                           4,561

MEXICO 1.4%
Desarrolladora Homex S.A. de C.V. *                       156,900            452
Urbi, Desarrollos Urbanos, S.A. de C.V. *                 613,500            912
                                                                    ------------
                                                                           1,364

UNITED STATES 39.5%
Alexandria Real Estate Equities, Inc.                      43,090          1,908
AMB Property Corp.                                        141,967          2,445
AvalonBay Communities, Inc.                                41,960          2,546
Boston Properties, Inc.                                    86,400          4,614
BRE Properties, Inc.                                       53,979          1,585
Corporate Office Properties Trust                          46,242          1,374
D.R. Horton, Inc.                                         147,939          1,016
Entertainment Properties Trust                             32,517            797
Essex Property Trust, Inc.                                 29,776          2,575
HCP, Inc.                                                  54,942          1,136
Health Care REIT, Inc.                                     20,210            768
Kimco Realty Corp.                                         74,406          1,053
LaSalle Hotel Properties                                   70,552            622
Mission West Properties, Inc.                             109,600            826
ProLogis                                                  258,998            992
Simon Property Group, Inc.                                 68,041          3,232
Starwood Hotels & Resorts Worldwide,
   Inc.                                                   155,700          2,625
Toll Brothers, Inc. *                                     107,199          2,136
Ventas, Inc.                                               39,639            911
Vornado Realty Trust                                       86,543          4,626
Washington Real Estate Investment Trust                    37,146            983
                                                                    ------------
                                                                          38,770
                                                                    ------------
                                                                          44,695
                                                                    ------------
TOTAL COMMON STOCK
(COST $175,814)                                                           94,746
                                                                    ------------
PREFERRED STOCK 0.3% OF NET ASSETS

ASIA PACIFIC AND OTHER 0.3%
--------------------------------------------------------------------------------
Goodman Plus Trust                                          9,800            323
                                                                    ------------
TOTAL PREFERRED STOCK
(COST $844)                                                                  323
                                                                    ------------
RIGHTS 0.1% OF NET ASSETS

ASIA PACIFIC AND OTHER 0.1%
--------------------------------------------------------------------------------
Mirvac Group (a)*                                         227,953             70
                                                                    ------------
TOTAL RIGHTS
(COST $--)                                                                    70
                                                                    ------------

                                                      FACE AMOUNT
                                                         LOCAL
SECURITY                                                CURRENCY        VALUE
          RATE, MATURITY DATE                         ($ X 1,000)    ($ X 1,000)
SHORT-TERM INVESTMENTS 2.5% OF NET ASSETS

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 2.5%
--------------------------------------------------------------------------------
Bank of America, London Time Deposit
   Australian Dollar
   3.35%, 12/01/08                                            301            197
Brown Brothers Harriman, Grand Cayman Time
   Deposit
   Singapore Dollar
   0.01%, 12/01/08                                             68             45
   Euro
   1.81%, 12/01/08                                              1              1
Citibank, London Time Deposit
   Japanese Yen
   0.01%, 12/01/08                                         13,519            142
   US Dollar
   0.25%, 12/01/08                                            478            478
Citibank, Nassau Time Deposit
   US Dollar
   0.25%, 12/01/08                                            809            809
JP Morgan Chase, London Time Deposit
   Hong Kong Dollar
   0.03%, 12/01/08                                          2,500            323
   Pound Sterling
   1.42%, 12/01/08                                            255            392
                                                                    ------------
TOTAL SHORT-TERM INVESTMENT
(COST $2,378)                                                              2,387
                                                                    ------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 11/30/08, the tax basis cost of the fund's investments was $185,275 and the unrealized appreciation and depreciation were $199 and ($87,948), respectively, with a net unrealized depreciation of ($87,749).

As of 11/30/08, the prices of certain foreign securities held by the fund aggregating $48,226 were adjusted from their market prices following the guidelines adopted by the fund's Board of Trustees.

*    Non-income producing security.

SCHWAB GLOBAL REAL ESTATE FUND

PORTFOLIO HOLDINGS (Unaudited) continued

(a)  Fair valued by Management.

GDR - Global Depository Receipt
Reg'd - Registered
REIT - Real Estate Investment Trust

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                    SECURTIES*
---------------------------------------------                     --------------
Level 1 - Quoted Prices                                           $       46,871
Level 2 - Other Significant Observable Inputs                             50,585
Level 3 - Significant Unobservable Inputs                                     70
                                                                  --------------
TOTAL                                                             $       97,526
                                                                  --------------

*    The fund had no Other Financial Instruments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                      VALUE OF
                                                                   INVESTMENT IN
                                                                     SECURITIES
                                                                   -------------
Balance as of 08/31/08                                             $        746
Accrued discount/premiums                                                    --
Realized gain/loss                                                           --
Change in unrealized appreciation (depreciation)                           (379)
Net purchases (sales)                                                       521
Transfer in and/or out of Level 3                                          (818)
                                                                   ------------
Balance as of 11/30/08                                             $         70
                                                                   ------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Randall Merk and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments


By: /s/ Randall W. Merk
    ------------------------------------
    Randall W. Merk
    Chief Executive Officer

Date: 01/22/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Randall W. Merk
    ------------------------------------
    Randall W. Merk
    Chief Executive Officer

Date: 01/22/09

By: /s/ George Pereira
    ------------------------------------
    George Pereira
    Principal Financial Officer

Date: 01/22/09